CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents		$ 8,593	$ 15,185
Accounts receivable		255	278
Other current assets		261	173
TOTAL CURRENT ASSETS		9,109	15,636
NON-CURRENT ASSETS:
Property and equipment		192	202
Right of use assets		356	260
Intangible assets		605	605
TOTAL NON-CURRENT ASSETS		1,153	1,067
TOTAL ASSETS		10,262	16,703
Accounts payable:
Trade		164	334
Other		1,330	1,370
Current maturities of lease liabilities		189	177
Warrants to purchase ordinary shares		1,432	2,444
Contract liabilities		158	267
TOTAL CURRENT LIABILITIES		3,273	4,592
NON-CURRENT LIABILITIES:
Lease liabilities		243	122
Severance pay obligations, net		81	70
TOTAL NON-CURRENT LIABILITIES		324	192
TOTAL LIABILITIES		3,597	4,784
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary Shares, NIS 0.0000769 par value: Authorized - as of December 31, 2020 and December 31, 2019, 140,010,000 shares; issued and outstanding: as of December 31, 2020, and December 31, 2019 21,057,922 and 17,864,684 shares, respectively	[1]
Accumulated other comprehensive income		41	41
Other reserves		8,924	11,398
Additional paid in capital		70,595	63,392
Accumulated deficit		(72,895)	(62,912)
TOTAL SHAREHOLDERS' EQUITY		6,665	11,919
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 10,262	$ 16,703

[1]	Represents an amount less than one thousand US dollars.